Organization and Principal Activities (Details) - Schedule of financial statements of Zhongchao Shanghai	12 Months Ended
Dec. 31, 2021
Zhongchao Group Inc. ("Zhongchao BVI") [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Zhongchao Group Inc. (“Zhongchao BVI”)
Background	A BVI company
Ownership	100% owned by Zhongchao Cayman
Zhongchao Group Inc. (“Zhongchao BVI”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on April 23, 2019
Zhongchao Group Inc. (“Zhongchao BVI”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A holding company
Zhongchao USA LLC (“Zhongchao USA”) [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Zhongchao USA LLC (“Zhongchao USA”)
Background	A United States company
Ownership	100% owned by Zhongchao Cayman
Zhongchao USA LLC (“Zhongchao USA”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on 3 September, 2020
Zhongchao USA LLC (“Zhongchao USA”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Zhongchao Japan (“Zhongchao Japan”) [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Zhongchao Japan (“Zhongchao Japan”)
Background	A Japan company
Ownership	100% owned by Zhongchao USA since December 2021. Before December 2021, 10% owned by Zhongchao USA and 90% owned by Mr. Weiguang Yang
Zhongchao Japan (“Zhongchao Japan”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on 1 October, 2020
Zhongchao Japan (“Zhongchao Japan”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Zhongchao Group Limited ("Zhongchao HK") [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Zhongchao Group Limited (“Zhongchao HK”)
Background	A Hong Kong company
Ownership	100% owned by Zhongchao BVI
Zhongchao Group Limited (“Zhongchao HK”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on May 14, 2019
Zhongchao Group Limited (“Zhongchao HK”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A holding company
Beijing Zhongchao Zhongxing Technology Limited ("Zhongchao WFOE") [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Beijing Zhongchao Zhongxing Technology Limited (“Zhongchao WFOE”)
Background	A PRC company and deemed a wholly foreign owned enterprise
Ownership	100% owned by Zhongchao HK
Beijing Zhongchao Zhongxing Technology Limited (“Zhongchao WFOE”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on May 29, 2019
Beijing Zhongchao Zhongxing Technology Limited (“Zhongchao WFOE”) Three [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A holding company
Zhongchao Shanghai [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Zhongchao Shanghai
Background	A PRC limited liability company
Ownership	VIE of Beijing Zhongchao Zhongxing Technology Limited
Zhongchao Shanghai One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on August 17, 2012
Zhongchao Shanghai Three [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in technology development, technology transfer, and technical services in the field of medical technology, technical consulting in the field of network technology, and medical information consulting
Shanghai Maidemu Cultural Communication Corp. ("Shanghai Maidemu") [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Shanghai Maidemu Cultural Communication Corp. (“Shanghai Maidemu”)
Background	A PRC limited liability company
Ownership	100% owned by Zhongchao Shanghai
Shanghai Maidemu Cultural Communication Corp. (“Shanghai Maidemu”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on March 12, 2015
Shanghai Maidemu Cultural Communication Corp. (“Shanghai Maidemu”) Three [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Planning for cultural and artistic exchanges, designing, producing, acting for and publishing various kinds of advertisements, and medical consultation (no medical diagnosis and treatment activities allowed).
Shanghai Zhongxun Medical Technology Co., Ltd. (“Shanghai Zhongxun”) [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Shanghai Zhongxun Medical Technology Co., Ltd. (“Shanghai Zhongxun”)
Background	A PRC limited liability company
Ownership	100% owned by Zhongchao Shanghai
Shanghai Zhongxun Medical Technology Co., Ltd. (“Shanghai Zhongxun”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on May 27, 2017
Shanghai Zhongxun Medical Technology Co., Ltd. (“Shanghai Zhongxun”) Three [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Shanghai Zhongxin Medical Technology Co., Ltd (“Shanghai Zhongxin”) [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Shanghai Zhongxin Medical Technology Co., Ltd (“Shanghai Zhongxin”)
Background	A PRC limited liability company
Ownership	100% owned by Shanghai Zhongxun* [1]
Shanghai Zhongxin Medical Technology Co., Ltd (“Shanghai Zhongxin”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on October 10, 2018
Shanghai Zhongxin Medical Technology Co., Ltd (“Shanghai Zhongxin”) Three [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Shanghai Huijing Information Technology Co., Ltd., ("Shanghai Huijing") [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Shanghai Huijing Information Technology Co., Ltd., (“Shanghai Huijing”)
Background	A PRC limited liability company
Ownership	100% owned by Shanghai Maidemu
Shanghai Huijing Information Technology Co., Ltd., (“Shanghai Huijing”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on September 28, 2016
Shanghai Huijing Information Technology Co., Ltd., (“Shanghai Huijing”) Three [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of computer technology, graphic designing, website page designing, planning cultural and artistic exchanges.
Beijing Zhongchao Boya Medical Technology Co., Ltd. (“Beijing Boya”) [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Beijing Zhongchao Boya Medical Technology Co., Ltd. (“Beijing Boya”)
Background	A PRC limited liability company
Ownership	70% owned by Zhongchao Shanghai, and 30% owned by Mr. Zhengbo Ma on behalf of Zhongchao Shanghai
Beijing Zhongchao Boya Medical Technology Co., Ltd. (“Beijing Boya”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on April 27, 2020
Beijing Zhongchao Boya Medical Technology Co., Ltd. (“Beijing Boya”) Three [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Shanghai Xinyuan Human Resources Co., Ltd. (“Shanghai Xinyuan”) [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Shanghai Xinyuan Human Resources Co., Ltd. (“Shanghai Xinyuan”)
Background	A PRC limited liability company
Ownership	100% owned by Shanghai Zhongxin
Shanghai Xinyuan Human Resources Co., Ltd. (“Shanghai Xinyuan”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on January 13, 2021
Hainan Zhongteng Medical Technology Co., Ltd. (“Hainan Zhongteng”) [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Hainan Zhongteng Medical Technology Co., Ltd. (“Hainan Zhongteng”)
Background	A PRC limited liability company
Ownership	100% owned by Beijing Boya
Hainan Zhongteng Medical Technology Co., Ltd. (“Hainan Zhongteng”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on July 16, 2021
Hainan Zhongteng Medical Technology Co., Ltd. (“Hainan Zhongteng”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Hainan Muxin Medical Technology Co., Ltd. (“Hainan Muxin”) [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Hainan Muxin Medical Technology Co., Ltd. (“Hainan Muxin”)
Background	A PRC limited liability company
Ownership	100% owned by Shanghai Zhongxin
Hainan Muxin Medical Technology Co., Ltd. (“Hainan Muxin”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on July 21, 2021
Hainan Muxin Medical Technology Co., Ltd. (“Hainan Muxin”) Three [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Zhixun Internet Hospital (Liaoning) Co., Ltd. (“Liaoning Zhixun”) [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Zhixun Internet Hospital (Liaoning) Co., Ltd. (“Liaoning Zhixun”)
Background	A PRC limited liability company
Ownership	100% owned by Shanghai Zhongxin
Zhixun Internet Hospital (Liaoning) Co., Ltd. (“Liaoning Zhixun”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on July 6, 2020
Zhixun Internet Hospital (Liaoning) Co., Ltd. (“Liaoning Zhixun”) Three [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in online hospital services, medical services, elderly nursing services, remote healthcare management services, healthcare consulting services, sales of medical appliances and other medical products.
Ningxia Zhongxin Internet Hospital Co., Ltd. (“Ningxia Zhongxin”) [Member]
Condensed Financial Statements, Captions [Line Items]
Name	Ningxia Zhongxin Internet Hospital Co., Ltd. (“Ningxia Zhongxin”)
Background	A PRC limited liability company
Ownership	100% owned by Shanghai Zhongxin
Ningxia Zhongxin Internet Hospital Co., Ltd. (“Ningxia Zhongxin”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated in May 18, 2021
Ningxia Zhongxin Internet Hospital Co., Ltd. (“Ningxia Zhongxin”) Three [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in online hospital operation, provide online medical service, online consultation, prescription information services, and medication retails.

[1]	51% of the equity interest owned by Shanghai Zhongxun before November 2020. Through certain entrustment agreements, Mr. Weiguang Yang, Beijing Zhongchao Yixin Management Consulting Partnership, LLP (“Zhongchao Yixin”), and Beijing Zhongren Yixin Management Consulting Partnership, LLP (“Zhongren Yixin”), hold 19%, 20% and 10% of the equity interest of Shanghai Jingyi on behalf of Shanghai Zhongxun, respectively. As a result, Shanghai Zhongxun owns 100% of Shanghai Zhongxin’s equity interest.